Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015	[1]	Dec. 31, 2014	[1]
Cash and cash equivalents [abstract]
Cash at bank and in hand	¥ 17,763	¥ 22,147
Time deposits with original maturity within three months	1,647	2,470
Cash and cash equivalents	¥ 19,410	¥ 24,617	[1]	¥ 31,869		¥ 20,436

[1]	restated